Cash Flow Information	12 Months Ended
Jun. 30, 2025
Schedule of Cash and Cash Equivalents [Abstract]
CASH FLOW INFORMATION
27.	CASH FLOW INFORMATION

	30 June 2025 $	30 June 2024 $	30 June 2023 $
Reconciliation from net loss after tax to net cash used in operations
Net loss	(51,871,823)	(139,446,204)	(5,450,213)
Non-cash flows included in operating loss:
Depreciation (note 10)	1,088	6,642	6,757
Amortisation (note 14)	10,161	19,359	-
Listing expenses (note 4)	-	76,007,159	-
Merger expenses	-	962,500	-
Gain/loss on fair value of warrants (note 20)	(49,534)	20,623,381	-
Gain on extinguishment of liability (note 21)	(235,350)	-	-
Transaction costs for PIPE Warrants (Financial liability) (note 21)	25,703	-	-
Finance expenses	(480,000)	28,710,000	-
Share based payment expense (note 24)	30,566,894	608,156	-
Issue of shares to directors and management in lieu of fees (note 24)	1,079,318	182,534	-
Share of net losses of associate (note 13)	(6,829)	2,263	-
Share of net profits of JV accounted for using the equity method (note 12)	(701,978)	-	-
Foreign exchange	(40,777)	91,381	(5,664)
Changes in assets and liabilities:
(Increase) / Decrease in trade and other receivables	790,038	(2,385,927)	(50,404)
(Increase) / Decrease in prepaid expenses	682,278	-	-
(Increase) / Decrease in restricted cash	(447,516)	-	-
(Increase) in trade and other payables	4,709,135	9,959,378	3,081,707
(Increase) in provisions	3,254	16,742	7,458
Increase in related party payable	1,585,995	-	34,603
Increase in other receiables	-	-	(3,033)
Fair value of identifiable net assets of Sizzle at 29 February 2024 (note 29)	-	(10,473,822)	-
Other	(117,208)	(5,899)
Net cash (used in) operating activities	(14,497,151)	(15,122,354)	(2,378,789)